Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit after tax		£ 2,723	£ 1,293
Other comprehensive (loss)/income that may be recycled to profit or loss:
Currency translation reserve	[1]	(552)	1,386
Fair value through other comprehensive income reserve	[1]	(312)	137
Cash flow hedging reserve	[1]	(823)	1,065
Other	[1]	0	(6)
Other comprehensive (loss)/income that may be recycled to profit or loss	[1]	(1,687)	2,582
Other comprehensive (loss)/income not recycled to profit or loss
Retirement benefit remeasurements		103	645
Own credit		(47)	496
Other comprehensive income not recycled to profit or loss		56	1,141
Other comprehensive (loss)/income for the period		(1,631)	3,723
Total comprehensive income for the period		£ 1,092	£ 5,016

[1]	Reported net of tax.